Basic and Diluted Net Income / (Loss) Per Share - Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	490,635	275,313	321,426	134,572
ISOs [Member]
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total			300	308
Equity-classified Warrants [Member]
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	87,784	16,875	61,896	5,546
Liability-classified Warrants [Member]
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total		45,417		101,006
Legacy Warrants [Member]
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	176,165		171,997
Representative Warrants [Member]
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total			4,218
Convertible Notes [Member]
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total				21,563
Series A Preferred Stock [Member]
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total			70,736
RSU Awards [Member]
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	125,000	12,154	12,279	5,849